OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER RESERVES (Tables) [Line Items]
Disclosure of Merger Reserve [text block]	The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.

	2018 £m	2017 £m	2016 £m
Merger reserve
At 1 January	7,766	7,766	7,976
Redemption of preference shares (note 40)	–	–	(210)
At 31 December	7,766	7,766	7,766

Disclosure of capital redemption reserve text block
	2018 £m	2017 £m	2016 £m
Capital redemption reserve
At 1 January	4,115	4,115	4,115
Shares cancelled under share buy-back programme (see below)	158	–	–
At 31 December	4,273	4,115	4,115

Financial assets available-for-sale, category [member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of Movement in Other Reserves [text block]	Movements in other reserves were as follows:

	2017 £m	2016 £m
Revaluation reserve in respect of available-for-sale financial assets
At 1 January	759	(438)
Adjustment on transfer from held-to-maturity portfolio	–	1,544
Deferred tax	–	(417)
	–	1,127

Change in fair value of available-for-sale financial assets	303	356
Deferred tax	(26)	(25)
Current tax	(4)	(3)
	273	328
Income statement transfers:
Disposals (note 9)	(446)	(575)
Deferred tax	93	196
Current tax	–	(52)
	(353)	(431)

Impairment	6	173
Deferred tax	–	–
	6	173
At 31 December	685	759

Reserve of cash flow hedges [member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of Movement in Other Reserves [text block]
	2018 £m	2017 £m	2016 £m
Cash flow hedging reserve
At 1 January	1,405	2,136	727
Change in fair value of hedging derivatives	234	(363)	2,432
Deferred tax	(69)	121	(610)
	165	(242)	1,822
Income statement transfers (note 5)	(701)	(651)	(557)
Deferred tax	182	162	144
	(519)	(489)	(413)
At 31 December	1,051	1,405	2,136

Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
OTHER RESERVES (Tables) [Line Items]
Revaluation reserve in respect of debt securities text block
2018 £m
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 31 December 2017
Adjustment on adoption of IFRS 9 (note 54)	472
At 1 January 2018	472

Change in fair value	(37)
Deferred tax	35
Current tax	–
(2)
Income statement transfers:
Disposals (note 9)	(275)
Deferred tax	84
Current tax	–
(191)
At 31 December 2018	279

Revaluation reserve in respect of equity shares text block
2018 £m
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 31 December 2017
Adjustment on adoption of IFRS 9 (note 54)	(49)
At 1 January 2018	(49)

Change in fair value	(97)
Deferred tax	22
Current tax	–
(75)
Realised gains and losses transferred to retained profits	151
Deferred tax	(22)
Current tax	–
129
At 31 December 2018	5

Foreign currency translation reserve [member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of Movement in Other Reserves [text block]
	2018 £m	2017 £m	2016 £m
Foreign currency translation reserve
At 1 January	(156)	(124)	(120)
Currency translation differences arising in the year	(8)	(21)	(110)
Foreign currency gains on net investment hedges (tax: £nil)	–	(11)	106
At 31 December	(164)	(156)	(124)

Other reserves [member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of other reserves [text block]
	2018 £m	2017 £m	2016 £m
Other reserves comprise:
Merger reserve	7,766	7,766	7,766
Capital redemption reserve	4,273	4,115	4,115
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	279
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	5
Revaluation reserve in respect of available-for-sale financial assets		685	759
Cash flow hedging reserve	1,051	1,405	2,136
Foreign currency translation reserve	(164)	(156)	(124)
At 31 December	13,210	13,815	14,652